Subsequent events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

15.	Subsequent events

Effective on July 2, 2026, a share consolidation of (i) its issued and unissued existing Class A ordinary shares, par value of $0.0896 per share, at a ratio of 1-for-9, with a post-share consolidation par value of $0.8064, and (ii) its issued and unissued existing Class B ordinary shares, par value of $0.0896, at a ratio of 1-for-9, with a post-share consolidation par value of $0.8064.

On July 28, 2026, the Company entered into a Share Purchase Agreement (the “Share Purchase Agreement”) with Alpha Meta AI Pte. Ltd., a Singapore company (“Issuer”), and MetaGen AI Limited, a British Virgin Islands company and principal shareholder of Issuer (“MetaGen”). Issuer conducts its MediaMeta business through mediameta.ai and related business units (“MediaMeta”), which are focused on social-intelligence artificial intelligence, human-behavioral modeling and social world models. Pursuant to the Share Purchase Agreement, and subject to the satisfaction or waiver of the conditions set forth therein, Issuer agreed to issue to the Company equity interests representing 30% of Issuer’s issued and outstanding equity interests on a fully diluted, after-issued basis (the “Initial Acquisition”). The initial purchase price will equal 30% of Issuer’s adjusted equity valuation. The Share Purchase Agreement establishes a reference equity valuation of US$8.4 million, which would result in an initial purchase price of US$2.52 million absent adjustment. Before closing, the Company may propose a downward adjustment to the reference equity valuation if its continuing due diligence identifies specified material issues affecting the valuation. If the parties do not agree on an adjustment, the Company may proceed at the reference equity valuation, proceed at another valuation agreed in writing or terminate the Share Purchase Agreement.

On   October 14, 2026, the parties entered into a first amendment to the Share Purchase Agreement (the “First Amendment”) and simultaneously consummated the Initial Acquisition. The initial purchase price equaled 30% of Issuer’s adjusted equity valuation. The Share Purchase Agreement established a reference equity valuation of US$8.4 million, which resulted in an initial purchase price of US$2.52 million. The initial purchase price was originally payable 60% in cash and 40% in Class A ordinary shares of the Company (“Company Common Shares”). However, pursuant to the First Amendment, the consideration was revised to be 15% in cash and 85% in newly issued Class C ordinary shares of the Company (“Class C Ordinary Shares”). Each Class C Ordinary Share is convertible at the option of the holder into a number of Company Common Shares equal to the stated value of the Class C Ordinary Shares divided by the conversion price then in effect. The initial conversion price is equal to the Closing VWAP (as defined in the Share Purchase Agreement). The Class C Ordinary Shares and any Company Common Shares issued upon conversion thereof issued in the transaction are subject to a 24-month lockup. The Class C Ordinary Shares are being issued under a Section 4(a)(2) exemption from registration and any Company Common Shares issued up upon conversion thereof shall be made under Section 3(a)(9) of the Securities Act of 1933, as amended.

On August 11, 2026, the Company issued a press release titled “GMEX Robotics Issues Shareholder Letter: Advancing Socially Intelligent Machines”, and mentioned that the immediate priorities of the Company are to complete the initial MediaMeta.Ai transaction, advance 247meta.ai toward commercial launch, continue evaluating the connectivity and sensing opportunity, and expand our North American commercial pipeline. MediaMeta.Ai is expected to add social-intelligence AI and human-behavioral modeling to the “Brain” component of our platform, helping intelligent systems better interpret context, communication patterns, and human intent. 247meta.ai is designed to coordinate multiple AI agents and route tasks across proprietary and open-weight AI models based on the requirements of each workflow. We believe it provides a near-term commercial opportunity for GMEX’s AI capabilities while our broader physical robotics platform continues to advance.

On September 2, 2026, the Share Consolidation and Reduction of Par Value were approved by the Company’s board of directors. Pursuant to the BVI Business Companies Act (as amended) and the Company’s Memorandum and Articles of Association, the Company’s Board of Directors is authorized to effect the Share Consolidation without the approval of the Company’s shareholders. Accordingly, no shareholder vote, consent or approval is required or will be sought in respect of the Share Consolidation or the Reduction of Par Value.

Effective on September 28, 2026, a share consolidation of all of its issued and unissued Class A ordinary shares, Class B ordinary shares and Class C ordinary shares, of US$0.8064 par value each, at a ratio of 1-for-9, (the “Share Consolidation”). Immediately following Share Consolidation, the Company’s par value of all of its issued and unissued shares will be reduced to US$0.000001 per share (the “Reduction of Par Value”). The Share Consolidation and the Reduction of Par Value will apply to the Company’s Class A Ordinary Shares, Class B Ordinary Shares and Class C Ordinary Shares.

As a result of the Share Consolidation and Reduction of Par Value, the Company is authorized to issue a maximum of 1,407,472,426 shares of US$0.000001 par value each divided into: (i) 940,677,978 Class A ordinary shares of US$0.000001 par value each; (ii) 266,794,448 Class B ordinary shares of US$0.000001 par value each; and (iii) 200,000,000 Class C ordinary shares of US$0.000001 par value each, and the number of issued shares of the Company remains unchanged.

Subsequent to June 30, 2026, the Company has issued 1,209,172 shares for the conversion of notes payable totalling $6,181,074.